Stock-Based Compensation (Schedule Of Fair Values Of The Options With The Weighted-Average Assumptions Using A Black-Scholes Option Pricing Model) (Details) (CTI [Member], USD $)	12 Months Ended
	Jan. 31, 2010 Stock Options [Member] Y	Jan. 31, 2012 July 2006 Modification [Member] Y
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-Free Rate, Minimum		0.15%
Volatility, Minimum		25.64%
Expected Term, Minimum (years)		0.03
Market Value, Minimum (per share)		$ 6.32
Risk-Free Rate, Maximum		5.18%
Volatility, Maximum		67.30%
Expected Term, Maximum (years)		4.39
Market Value, Maximum (per share)		$ 22.68
Options granted, weighted-average grant date fair value (per share)	$ 2.34
Risk-Free Rate	1.98%
Volatility	38.77%
Expected Term (years)	3.99
Market Value (per share)	$ 7.12